Guarantees and commitments - Other commitments maturity (Details 7) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Other commitments
Maturity less than 1 year	SFr 29,503	SFr 35,309
Maturity between 1 to 3 years	33,775	34,488
Maturity between 3 to 5 years	40,437	44,598
Maturity greater than 5 years	8,136	7,657
Total gross amount	111,851	122,052
Total net amount	106,629	118,018
Collateral received	45,537	48,900
Unused revocable credit limits	108,663	95,743
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	4,976	4,356
Maturity between 1 to 3 years	113	0
Maturity between 3 to 5 years	1	0
Maturity greater than 5 years	1	0
Total gross amount	5,091	4,356
Total net amount	5,000	4,281
Collateral received	3,218	2,748
Loan commitments
Other commitments
Maturity less than 1 year	24,296	30,382
Maturity between 1 to 3 years	33,649	34,464
Maturity between 3 to 5 years	40,425	44,523
Maturity greater than 5 years	8,031	7,606
Total gross amount	106,401	116,975
Total net amount	101,270	113,016
Collateral received	42,307	46,068
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	12	84
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	12	84
Total net amount	12	84
Collateral received	12	84
Other commitments
Other commitments
Maturity less than 1 year	219	487
Maturity between 1 to 3 years	13	24
Maturity between 3 to 5 years	11	75
Maturity greater than 5 years	104	51
Total gross amount	347	637
Total net amount	347	637
Collateral received	0	0
Bank
Other commitments
Maturity less than 1 year	29,503	35,308
Maturity between 1 to 3 years	33,775	34,488
Maturity between 3 to 5 years	40,437	44,598
Maturity greater than 5 years	8,136	7,657
Total gross amount	111,851	122,051
Total net amount	106,629	118,017
Collateral received	45,537	48,900
Unused revocable credit limits	108,665	95,745
Bank | Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	4,976	4,356
Maturity between 1 to 3 years	113	0
Maturity between 3 to 5 years	1	0
Maturity greater than 5 years	1	0
Total gross amount	5,091	4,356
Total net amount	5,000	4,281
Collateral received	3,218	2,748
Bank | Loan commitments
Other commitments
Maturity less than 1 year	24,296	30,382
Maturity between 1 to 3 years	33,649	34,464
Maturity between 3 to 5 years	40,425	44,523
Maturity greater than 5 years	8,031	7,606
Total gross amount	106,401	116,975
Total net amount	101,270	113,016
Collateral received	42,307	46,068
Bank | Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	12	84
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	12	84
Total net amount	12	84
Collateral received	12	84
Bank | Other commitments
Other commitments
Maturity less than 1 year	219	486
Maturity between 1 to 3 years	13	24
Maturity between 3 to 5 years	11	75
Maturity greater than 5 years	104	51
Total gross amount	347	636
Total net amount	347	636
Collateral received	SFr 0	SFr 0